Other Components of Equity - Summary of Movement of Hedging Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Balance at the beginning		₨ 558,067.4	₨ 913,521.0	₨ 538,842.2
Gain/(loss) recognized on cash flow hedges	$ (338.1)	(25,583.4)	(90,571.2)	106,093.1
(Gain)/loss reclassified to profit or loss	649.7	49,160.5	80,562.9	102,536.7
Balance at the end	7,903.7	598,034.7	558,067.4	913,521.0
Cash flow hedges [abstract]
Equity	7,903.7	558,067.4	558,067.4	913,521.0
Hedging reserve [Member]
Balance at the beginning	(801.8)	(60,668.2)	(39,224.0)	(206,143.3)
Effect of transition to IFRS 9			(2,819.8)
Gain/(loss) recognized on cash flow hedges	(305.7)	(23,130.0)	(89,824.6)	104,219.6
Income tax relating to gain/loss recognized on cash flow hedges	56.9	4,305.8	16,974.8	(19,598.8)
(Gain)/loss reclassified to profit or loss	662.2	50,102.9	79,903.6	101,603.1
Income tax relating to gain/loss reclassified to profit or loss	(119.8)	(9,064.7)	(15,181.1)	(19,304.6)
Amount reclassed from Hedge reserve to Inventory on maturity of inventory hedges	(56.8)	(4,299.9)	(12,959.4)
Income tax on amount reclassed from Hedge reserve to Inventory on maturity of inventory hedges	10.8	817.0	2,462.3
Balance at the end	(554.2)	(41,937.1)	(60,668.2)	(39,224.0)
Cash flow hedges [abstract]
Equity	(554.2)	(41,937.1)	(39,224.0)	(39,224.0)
Hedging reserve [Member] | Continued Hedges [Member]
Balance at the beginning		(56,981.5)	(36,363.2)
Balance at the end	(509.0)	(38,520.7)	(56,981.5)	(36,363.2)
Cash flow hedges [abstract]
Equity	(509.0)	(56,981.5)	(36,363.2)	(36,363.2)
Hedging reserve [Member] | Discontinued Hedges [Member]
Balance at the beginning		(3,686.7)	(2,860.8)
Balance at the end	(45.2)	(3,416.4)	(3,686.7)	(2,860.8)
Cash flow hedges [abstract]
Equity	$ (45.2)	₨ (3,686.7)	₨ (2,860.8)	₨ (2,860.8)